Derivative financial instrument liabilities (Details 1) - Derivative Warrant Liabilities [Member] $ in Thousands	9 Months Ended
May 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	$ 3,544
Change in fair value	677
Ending balance at derivative warrant liabilities	$ 4,221